1.  Name and address of issuer

	Morgan Stanley Institutional Fund, Inc.
	522 Fifth Avenue
	New York, New York  10036

2. The name of each series or class of
securities for which this Form is filed
(If the Form
is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

	x

3a.  Investment Company Act File Number:

	811-05624

3b.  Securities Act File Number:

	33-23166

4a. Last day of fiscal year for which this Form is filed:

	December 31, 2011

4b. [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4c. [] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of securities
sold during the fiscal year pursuant to section
24(f):	2,988,975,031

	(ii)  Aggregate price of securities redeemed
or repurchased during the fiscal year:	3,628,007,193

	(iii)  Aggregate price of securities redeemed
or repurchased during any prior fiscal year ending
no earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:	1,812,658,655

	(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:	5,440,665,848

	(v)  Net sales -- if item 5(i) is greater
 than item 5(iv) [subtract item 5(iv) from item 5(i)]:	0

	(vi)  Redemption credits available for
use in future years - if item 5(i) is less than
item 5(iv) [subtract item 5(iv) from item 5(i)]:
	(2,451,690,817)

	(vii)  Multiplier for determining
registration fee (See Instruction C.9):	   .0001146

	(viii)  Registration fee due [multiply
item 5(v) by item 5(vii)] (enter "0" if no fee is due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i) was determined
by deducting an amount of securities that were
registered under the Securities Act of 1933 pursuant
to rule 24e-2 as in effect before October 11, 1997,
then report the amount of securities (number of shares
or shares or other units) deducted here:	.  If
there is a number of shares or other units that were
registered pursuant to rule 24e-2 remaining unsold at
the end of the fiscal year for which this form is filed
that are available for use by the issuer in future fiscal
years, then state that number here:	.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	0.00

8. Total of the amount of registration fee due plus any interest due [line 5(viii) plus line 7]:

	0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below by the following
persons on behalf of the issuer and in the capacities and
on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "March 31,2012"
*Please print the name and title of the signing officer below the line